Schedule of Foreign Currency Financial Assets and Liabilities (Details) ₪ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 CAD ($)
IfrsStatementLineItems [Line Items]
Investment | ₪		₪ 209
Other receivables | ₪		₪ 138,796			₪ 134,660
Class of liabilities [member]
IfrsStatementLineItems [Line Items]
Other receivables
Trade payables	385		$ 11,747	12,491		$ 2,197
F.O.R.E biotherapeutics ltd [member] | Class of liabilities [member]
IfrsStatementLineItems [Line Items]
Investment
Class of assets [member]
IfrsStatementLineItems [Line Items]
Other receivables	777			1,425
Trade payables
Class of assets [member] | F.O.R.E biotherapeutics ltd [member]
IfrsStatementLineItems [Line Items]
Investment	$ 122			$ 2,147